Net Loss per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Net loss	$ (101)	$ (102)	$ (110)	$ (43)	$ 23	$ (129)	$ (313)	$ (149)	$ (461)	$ (667)	$ (204)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic (in shares)	340,169			45,016			334,277	44,568
Net loss per share attributable to common stockholders, basic (in $ per share)	$ 300			$ 960			$ 940	$ 3,340
Less: Premium paid on repurchase of redeemable convertible preferred stock											3
Less: Deemed dividend to preferred stockholders										1
Net loss attributable to common stockholders									$ (461)	$ (668)	$ (207)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted (in shares)									62,390	43,252	44,305
Net loss per share attributable to common stockholders, basic and diluted ($ per share)									$ (7.39)	$ (15.44)	$ (4.67)
Common Stock
Class of Stock [Line Items]
Net loss				$ (43)				$ (149)		$ (667)	$ (204)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic (in shares)				45,016				44,568
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, diluted (in shares)				45,016				44,568
Net loss per share attributable to common stockholders, basic (in $ per share)				$ (0.96)				$ (3.34)
Net loss attributable to common stockholders, diluted (in $ per share)				$ (0.96)				$ (3.34)
Less: Premium paid on repurchase of redeemable convertible preferred stock										0	(3)
Less: Deemed dividend to preferred stockholders										(1)	0
Net loss attributable to common stockholders										$ (668)	$ (207)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted (in shares)										43,252	44,305
Net loss per share attributable to common stockholders, basic and diluted ($ per share)										$ (15.44)	$ (4.67)
Common Stock | Class A Common Stock
Class of Stock [Line Items]
Net loss	$ (92)						$ (284)		$ (446)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic (in shares)	308,797						302,954
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, diluted (in shares)	308,797						302,954
Net loss per share attributable to common stockholders, basic (in $ per share)	$ (0.30)						$ (0.94)
Net loss attributable to common stockholders, diluted (in $ per share)	$ (0.30)						$ (0.94)
Less: Premium paid on repurchase of redeemable convertible preferred stock									0
Less: Deemed dividend to preferred stockholders									0
Net loss attributable to common stockholders									$ (446)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted (in shares)									60,422
Net loss per share attributable to common stockholders, basic and diluted ($ per share)									$ (7.39)
Common Stock | Class B Common Stock
Class of Stock [Line Items]
Net loss	$ (9)						$ (29)		$ (15)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic (in shares)	31,372						31,323
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, diluted (in shares)	31,372						31,323
Net loss per share attributable to common stockholders, basic (in $ per share)	$ (0.30)						$ (0.94)
Net loss attributable to common stockholders, diluted (in $ per share)	$ (0.30)						$ (0.94)
Less: Premium paid on repurchase of redeemable convertible preferred stock									0
Less: Deemed dividend to preferred stockholders									0
Net loss attributable to common stockholders									$ (15)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted (in shares)									1,968
Net loss per share attributable to common stockholders, basic and diluted ($ per share)									$ (7.39)